Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (1,171,482)	$ (385,650)	$ (1,111,340)	$ (1,105,233)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			90,955	153,489
Amortization of operating lease right-of-use assets				6,781
Loss on disposal of equipment				1,927
Stock-based compensation	45,581	104,321	89,449	172,570
Unrealized foreign exchange loss			(677)	225
Changes in operating assets and liabilities:
Accounts receivable			2,685,076	2,827,110
Prepaid expenses			(53,215)	31,401
Accounts payable and accrued liabilities			(2,046,268)	(2,830,912)
Net cash used in operating activities			(346,020)	(742,642)
Cash flows from investing activities:
Acquisition of equipment			(7,690)	(5,685)
Long-term cash equivalent				16,537
Net cash (used in) provided by investing activities			(7,690)	10,852
Cash flows from financing activities:
Payments on operating lease liabilities				(7,605)
Net cash used in financing activities				(7,605)
Change in cash			(353,710)	(739,395)
Cash, beginning of period			2,780,517	1,469,224
Cash, end of period	$ 2,426,807	$ 729,829	2,426,807	729,829
Supplementary information:
Interest paid
Income taxes paid			$ 8,322	$ 15,431